                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                              ----------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Abacus Advisors LLC
Address: 147 East 48th Street
         New York, New York 10017

Form 13F File Number: 28-12956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Raich
Title:   President
Phone:   212-230-9800

Signature, Place, and Date of Signing:

    /s/ Robert Raich           New York, New York           August 4, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         80

Form 13F Information Table Value Total:   $669,772
                                        (thousands)

List of Other Included Managers: NONE

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                                    Form 13F
                               Information Table

                                                                                                             Voting Authority
                                                           Value    Shares/   Sh/ Put/ Invstmt  Other   -------------------------
Name of Issuer                  Title of class    CUSIP   (x$1000)  Prn Amt   Prn Call Dscretn Managers    Sole    Shared   None
------------------------------ ---------------- --------- -------- ---------- --- ---- ------- -------- ---------- ------ -------
3M CO                                 COM       88579Y101      265      2,793 SH       Sole                  2,793
ABBOTT LABS                           COM       002824100      358      6,795 SH       Sole                  6,795
ACE LTD                               SHS       H0023R105   31,508    478,703 SH       Sole                450,513         28,190
ALLERGAN INC                          COM       018490102    1,485     17,835 SH       Sole                 17,835
ALTRIA GROUP INC                      COM       02209S103    2,038     77,163 SH       Sole                 77,163
AMERICAN EXPRESS CO                   COM       025816109      290      5,600 SH       Sole                  5,600
AON CORP                              COM       037389103   25,154    490,339 SH       Sole                456,869         33,470
APACHE CORP                           COM       037411105   25,977    210,527 SH       Sole                197,167         13,360
APPLE INC                             COM       037833100    2,258      6,728 SH       Sole                  6,728
AUTOMATIC DATA PROCESSING IN          COM       053015103      628     11,916 SH       Sole                 11,916
AXIS CAPITAL HOLDINGS                 SHS       G0692U109   10,904    352,188 SH       Sole                348,908          3,280
BANK OF NEW YORK MELLON CORP          COM       064058100      543     21,195 SH       Sole                 21,195
BAXTER INTL INC                       COM       071813109   25,232    422,717 SH       Sole                392,987         29,730
BED BATH & BEYOND INC                 COM       075896100      225      3,862 SH       Sole                  3,862
BERKSHIRE HATHAWAY INC DEL           CL A       084670108      581          5 SH       Sole                      5
BERKSHIRE HATHAWAY INC DEL         CL B NEW     084670702      793     10,250 SH       Sole                 10,250
BIOGEN IDEC INC                       COM       09062X103      629      5,880 SH       Sole                  5,880
BROADRIDGE FINL SOLUTIONS IN          COM       11133T103   27,216  1,130,682 SH       Sole              1,058,932         71,750
CALIPER LIFE SCIENCES INC             COM       130872104    8,219  1,013,490 SH       Sole                952,140         61,350
CHECK POINT SOFTWARE TECH LT          ORD       M22465104   32,077    564,237 SH       Sole                528,037         36,200
CHEVRON CORP NEW                      COM       166764100      719      6,995 SH       Sole                  6,995
CHUBB CORP                            COM       171232101    7,590    121,229 SH       Sole                118,929          2,300
CISCO SYS INC                         COM       17275R102    1,662    106,450 SH       Sole                106,450
CIT GROUP INC                       COM NEW     125581801   13,617    307,670 SH       Sole                287,900         19,770
COCA COLA CO                          COM       191216100      362      5,375 SH       Sole                  5,375
COLGATE PALMOLIVE CO                  COM       194162103      248      2,833 SH       Sole                  2,833
COMCAST CORP NEW                     CL A       20030N101   28,372  1,119,664 SH       Sole              1,025,789         93,875
CONOCOPHILLIPS                        COM       20825C104      909     12,095 SH       Sole                 12,095
COOPER INDUSTRIES PLC                 SHS       G24140108   11,436    191,654 SH       Sole                177,974         13,680

CROWN CASTLE INTL CORP                COM       228227104    2,308     56,575 SH       Sole                 56,575
CVS CAREMARK CORPORATION              COM       126650100   19,180    510,379 SH       Sole                473,909         36,470
DEVON ENERGY CORP NEW                 COM       25179M103   17,467    221,632 SH       Sole                203,642         17,990
DG FASTCHANNEL INC                    COM       23326R109   22,489    701,685 SH       Sole                659,505         42,180
DOMINION RES INC VA NEW               COM       25746U109      274      5,682 SH       Sole                  5,682
EMERSON ELEC CO                       COM       291011104      276      4,900 SH       Sole                  4,900
EXXON MOBIL CORP                      COM       30231G102    2,668     32,783 SH       Sole                 32,783
F M C CORP                          COM NEW     302491303   12,028    139,824 SH       Sole                128,224         11,600
FEDEX CORP                            COM       31428X106   19,659    207,259 SH       Sole                194,149         13,110
FLEXIBLE SOLUTIONS INTL INC           COM       33938T104    1,131    420,600 SH       Sole                420,600
GENERAL ELECTRIC CO                   COM       369604103      273     14,497 SH       Sole                 14,497
GOLDCORP INC NEW                      COM       380956409      470      9,730 SH       Sole                  9,730
GOLDMAN SACHS GROUP INC               COM       38141G104      263      1,975 SH       Sole                  1,975
GOOGLE INC                           CL A       38259P508   24,963     49,296 SH       Sole                 46,151          3,145
HOLOGIC INC                           COM       436440101   16,632    824,581 SH       Sole                752,471         72,110
IMAX CORP                             COM       45245E109   18,037    556,195 SH       Sole                519,265         36,930
INTEL CORP                            COM       458140100      261     11,800 SH       Sole                 11,800
INTERNATIONAL BUSINESS MACHS          COM       459200101    1,166      6,799 SH       Sole                  6,799
JABIL CIRCUIT INC                     COM       466313103    1,549     76,692 SH       Sole                 76,692
JOHNSON & JOHNSON                     COM       478160104    4,011     60,297 SH       Sole                 60,297
JPMORGAN  CHASE & CO                  COM       46625H100    1,832     44,760 SH       Sole                 44,760
KINDER MORGAN MANAGEMENT LLC          SHS       49455U100   20,236    308,522 SH       Sole                287,234         21,288
KOHLS CORP                            COM       500255104      238      4,750 SH       Sole                  4,750
KRAFT FOODS INC                      CL A       50075N104    2,215     62,870 SH       Sole                 62,870
LIFE TECHNOLOGIES CORP                COM       53217V109   24,662    473,637 SH       Sole                437,637         36,000
MARKEL CORP                           COM       570535104      715      1,803 SH       Sole                  1,803
MERCK & CO INC NEW                    COM       58933Y105      840     23,801 SH       Sole                 23,801
MICROSOFT CORP                        COM       594918104   30,744  1,182,480 SH       Sole              1,105,530         76,950
ORACLE CORP                           COM       68389X105   27,314    829,948 SH       Sole                786,278         43,670
PHILIP MORRIS INTL INC                COM       718172109    4,022     60,238 SH       Sole                 60,238
PROCTER & GAMBLE CO                   COM       742718109    1,025     16,130 SH       Sole                 16,130
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297        4        120 SH       Sole                    120
REGIONS FINANCIAL CORP NEW            COM       7591EP100      347     56,016 SH       Sole                 56,016
SCHLUMBERGER LTD                      COM       806857108    2,189     25,337 SH       Sole                 25,337

ST JUDE MED INC                       COM       790849103   23,880    500,831 SH       Sole                467,761         33,070
STATE STR CORP                        COM       857477103   17,717    392,927 SH       Sole                366,827         26,100
STERICYCLE INC                        COM       858912108      254      2,846 SH       Sole                  2,846
STRYKER CORP                          COM       863667101      711     12,110 SH       Sole                 12,110
THERMO FISHER SCIENTIFIC INC          COM       883556102   33,118    514,337 SH       Sole                478,237         36,100
UNILEVER PLC                     SPON ADR NEW   904767704      786     24,260 SH       Sole                 24,260
UNION BANKSHARES INC                  COM       905400107    2,527    129,565 SH       Sole                129,565
UNITEDHEALTH GROUP INC                COM       91324P102      799     15,500 SH       Sole                 15,500
WALGREEN CO                           COM       931422109      415      9,767 SH       Sole                  9,767
WELLS FARGO & CO NEW                  COM       949746101      254      9,060 SH       Sole                  9,060
WESTERN UN CO                         COM       959802109   19,634    980,247 SH       Sole                912,777         67,470
WILLIAMS COS INC DEL                  COM       969457100   24,161    798,725 SH       Sole                748,545         50,180
ISHARES TR                      RUSSELL1000GRW  464287614      492      8,080 SH       Sole                  8,080
POWERSHARES QQQ TRUST             UNIT SER 1    73935A104      214      3,750 SH       Sole                  3,750
SPDR GOLD TRUST                    GOLD SHS     78463V107      920      6,300 SH       Sole                  6,300
SPDR S&P 500 ETF TR                 TR UNIT     78462F103      825      6,250 SH       Sole                  6,250
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      282      5,790 SH       Sole                  5,790